S000069532 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	15.64%
S&P 500 Sustainability Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.50%	14.35%	16.38%
iShares ESG Select Screened S&P 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.40%	14.26%	16.26%
Performance Inception Date			Sep. 22, 2020
iShares ESG Select Screened S&P 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.11%	13.94%	15.94%
iShares ESG Select Screened S&P 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.47%	11.39%	13.12%